Product Returns Liability (Tables)	9 Months Ended
Sep. 30, 2015
Guarantees [Abstract]
Changes in Holdings' Product Returns Accrual

Changes in Holdings’ product returns accrual were as follows (in millions):

	Nine Months Ended September 30,
	2015	2014
Beginning of period	$35.7	$36.7
Expenditures	(23.2)	(26.5)
Provisions, net	14.7	26.8

End of period	$27.2	$37.0